Shareholder Report	12 Months Ended
May 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Allied Asset Advisors Funds
Entity Central Index Key	0001105877
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Class K
Shareholder Report [Line Items]
Fund Name	Iman Fund
Class Name	Class K
Trading Symbol	IMANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Iman Fund for the period of June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://investaaa.com/literature/. You can also request this information by contacting us at 1-888-386-3785.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-386-3785
Additional Information Website	https://investaaa.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K1	$112	1.10%
[1]
Expenses Paid, Amount	$ 112	[1]
Expense Ratio, Percent	1.10%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The  Iman Fund Class K (IMANX) performed in line with its investment strategy during the one-year period covered by this report, returning a 3.48% return.
The Iman Fund Class K Contributors to Performance:
(1)	Heavy Tech Exposure: Excellent holdings such as below
•	Top holdings include Microsoft (7.4%), Apple (6.7%), Nvidia (5.9%), and TSMC (5.0%), all high-performing growth leaders
•	Tech rally driven by AI demand, cloud computing expansion, and semiconductor strength propelled returns.
(2)	Shariah-Compliant Growth Strategy
•	The fund adheres to Islamic investing principles—excluding interest-income, alcohol, defense, etc.—while focusing on high-growth sectors.
•	This focus allowed it to capture big-cap secular winners with strong growth outlooks.
(3)	Skilled Active Management
•	Managed by Dr. Bassam Osman since inception (2000), the fund demonstrates disciplined stock selection within its Sharia compliance constraints.
•	Annual turnover is around ~25%, suggesting thoughtful, not based on speculative trading.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class K (without sales charge)	3.48	11.18	10.35
Dow Jones Islamic Market World Index TR	8.81	12.05	10.48

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://investaaa.com/literature/for more recent performance information. Visit https://investaaa.com/literature/ for more recent performance information.
Net Assets	$ 195,231,412
Holdings Count | $ / shares	110
Advisory Fees Paid, Amount	$ 1,568,382
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$195,231,412	Net Advisory Fee	$1,568,382
Number of Holdings	110	Portfolio Turnover	27%

Holdings [Text Block]

NAIC Industry Group Sector Breakdown	(% of N/A)
Semiconductor & Other Elec. Component Mfg.	15.9%
Software Publishers	9.6%
Computer Systems Design & Related Services	8.2%
Communications Equipment Manufacturing	7.2%
Pharmaceutical & Medicine Manufacturing	5.4%
Other Information Services	3.9%
Medical Equipment & Supplies Manufacturing	3.3%
Oil & Gas Extraction	3.1%
Motor Vehicle Manufacturing	2.8%
Cash & Other	40.6%

Top 10 Issuers	(%)
Microsoft Corp.	7.4%
Apple, Inc.	6.7%
NVIDIA Corp.	5.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
Alphabet, Inc.	4.6%
Meta Platforms, Inc.	3.9%
Exxon Mobil Corp.	2.7%
Broadcom, Inc.	2.4%
SAP SE	2.1%
Johnson & Johnson	2.0%

Material Fund Change [Text Block]	HOW HAS THE FUND CHANGED? The Fund has not had any material changes during the period covered by this report.
Updated Prospectus Web Address	https://investaaa.com/literature/

[1]
1	The Advisor has agreed to reduce the annual rate of its advisory fee to an annual rate of 0.70% of the Fund’s daily average net assets through September 30, 2026. The Advisor may extend or otherwise amend the terms of this arrangement, subject to approval of the Fund’s Board of Trustees, including a majority of the Trustees who are not interested persons (as defined in the Investment Company Act of 1940, as amended) after the term. Without this waiver, the costs shown above may have been higher.